Convertible Debenture (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 USD ($)	Jan. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Oct. 30, 2018 CAD ($) $ / shares	Oct. 30, 2018 USD ($)
Short-term Debt [Line Items]
Beneficial conversion feature			$ 116,714	$ 88,797		$ 116,714	$ 88,797
Accrued interest expense							98,392
Convertible debentures			$ 1,483,636			$ 1,483,636			$ 1,128,750	$ 1,128,750
Interest rate			11.30%			11.30%			11.30%	11.30%
Interest paid							72,623
Interest paid advanced							$ (88,821)
Conversion shares issued | shares			2,909,091	2,909,091		2,909,091	2,909,091
Accrued interest and accretion	$ 131,850	$ 32,362		$ 131,850	$ 32,362
Australis
Short-term Debt [Line Items]
Accrued interest and accretion							$ 1,118,051
Australis | Investment Agreement
Short-term Debt [Line Items]
Unsecured convertible debenture											$ 1,600,000	$ 1,217,547
Acquired warrant unit price | $ / shares											$ 0.55
Interest rate											8.00%	8.00%